Goodwill and Other Intangibles - Summary of Intangible Assets (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross	$ 1,537.5	$ 1,571.4	$ 1,689.7
Accumulated Amortization	(486.6)	(423.9)	(417.5)
Net	1,050.9	1,147.5	1,272.2
Indefinite-lived trademarks	290.2	294.1	292.0
Intangible assets, gross	1,827.7	1,865.5	1,981.7
Intangible assets, net	1,341.1	1,441.6	1,564.2
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	1,083.5	1,099.2	1,102.0
Accumulated Amortization	(308.5)	(268.2)	(180.4)
Net	775.0	831.0	921.6
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross	324.3	328.2
Accumulated Amortization	(121.4)	(105.4)
Net	202.9	222.8
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Gross	91.0	103.3
Accumulated Amortization	(41.9)	(35.8)
Net	49.1	67.5
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross	38.7	38.6	38.6
Accumulated Amortization	(14.8)	(12.4)	(7.7)
Net	$ 23.9	26.2	30.9
Favorable operating leases
Finite-Lived Intangible Assets [Line Items]
Gross		2.1	2.1
Accumulated Amortization		(2.1)	(1.8)
Net		$ 0.0	$ 0.3